Consolidated Statements of Cash Flows (FY)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,905,491)	$ (51,033,196)	$ (49,141,910)	$ (4,415,992)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	8,003,026	9,115,786	17,592,253	9,848,130
Stock issued as compensation expense	1,371,732	350,900	712,217	372,500
Deferred rents	(702,978)	(631,054)	(1,591,012)	(1,309,272)
Amortization of deferred lease incentives	105,541	30,602	61,204	61,203
Amortization of deferred financing costs and premiums			1,025,093	638,200
Amortization of above-market lease intangibles	64,913	98,966	169,857	97,045
Amortization of below-market lease intangibles	(735,150)	(774,589)	(1,541,313)	(646,745)
Impairment of real estate investment properties	(400,999)	9,506,525	10,267,625	0
Impairment of goodwill and intangible assets (Note 3)	0	34,572,403	34,572,403	0
Reserve for loan guarantee	0	3,125,037
Gain on forgiveness of economic relief note payable	(517,000)	0
Gain on sale of real estate investments, net	(289,642)	0	(4,139,749)	0
Unrealized loss on interest rate swap valuation	(517,719)	1,292,752	770,898	820,496
Income from investments in unconsolidated entities	(147,302)	(146,411)	(296,780)	(234,048)
Distributions from investments in unconsolidated entities	161,967	334,189	683,000	1,029,786
Amortization of deferred financing costs and premium/discount	199,693	298,283
Changes in operating assets and liabilities:
Decrease (increase) in tenant receivables	569,375	(16,688)	122,292	(946,209)
Increase in prepaid expenses and other assets	(229,695)	(606,696)	(357,458)	(1,374,345)
(Decrease) increase in accounts payable, accrued and other liabilities	(1,946,918)	(1,515,624)	(2,703,292)	1,770,491
Decrease in due to affiliates	0	(631,702)	(628,488)	(962,336)
Operating lease right-of-use asset/operating lease liability, net	0	13,399
Net cash provided by operating activities	3,083,353	3,382,882	5,576,840	4,748,904
Cash Flows from Investing Activities:
Acquisition of real estate investments			0	(24,820,410)
Additions to intangible assets	(111,750)	(533,041)	(566,102)	0
Collection of receivable from sale of real estate property	1,824,383	0
Net proceeds from sale of real estate investments	13,221,509	0	27,008,028	0
Improvements to existing real estate investments			(673,631)	(1,665,180)
Payment of tenant improvements			0	(3,486,927)
Payments of acquisition fees to affiliate			0	(746,459)
Cash acquired from acquisitions of affiliates			0	1,016,507
Payments of lease incentives	0	(990,000)	(990,000)	0
Collection of refundable purchase deposit			0	100,000
Additions to existing real estate investments	(309,717)	(2,170,913)
Net cash provided by (used in) investing activities	14,624,425	(3,693,954)	24,778,295	(29,602,469)
Cash Flows from Financing Activities:
Borrowings from unsecured credit facility	6,000,000	4,260,000	4,260,000	12,609,000
Repayments of unsecured credit facility	(9,000,000)	0	(6,000,000)	(13,869,000)
Proceeds from mortgage notes payable	25,436,000	4,000,000	35,705,500	23,100,000
Principal payments on mortgage notes payable	(24,399,915)	(2,003,558)	(45,299,688)	(14,879,217)
Proceeds from economic relief note payable	0	527,000	517,000	0
Principal payments on short-term notes payable	0	(4,800,000)	(4,800,000)	0
Payments of deferred financing costs to third parties	(381,076)	(56,997)	(387,341)	(495,148)
Refundable loan deposit	(81,196)	0	(18,804)	0
Payments of financing fees to affiliates			0	(107,500)
Proceeds from issuance of common stock and investor deposits	2,299,380	9,427,526	10,908,856	34,555,691
Payments of offering costs	(810,632)	(822,921)	(1,205,317)	(1,716,672)
Liabilities for selling commissions on Class S common stock			736	1,302
Repurchases of common stock	(13,046,857)	(9,987,775)	(17,576,261)	(12,145,903)
Distributions paid to common stockholders	(1,726,567)	(3,090,265)	(5,019,216)	(4,017,986)
Net cash (used in) provided by financing activities	(15,710,863)	(2,546,990)	(28,914,535)	23,034,567
Net increase (decrease) in cash, cash equivalents and restricted cash	1,996,915	(2,858,062)	1,440,600	(1,818,998)
Cash, cash equivalents and restricted cash, beginning of period	8,377,530	6,936,930	6,936,930	8,755,928
Cash, cash equivalents and restricted cash, end of period	10,374,445	4,078,868	8,377,530	6,936,930
Supplemental disclosure of cash flow information:
Cash paid for interest	4,147,114	4,678,783	6,692,697	5,862,393
Supplemental disclosure of noncash flow information:
Reclassifications to redeemable common stock			3,723,565	7,484,065
Reinvested distributions from common stockholders	2,262,231	4,664,713	6,958,534	6,352,682
Increase (decrease) in share repurchases payable			2,980,559	(584,676)
Increase in accrued distributions	23,256	295,585	275,922	214,851
Unpaid portion of capitalized costs related to acquisitions of affiliates			0	1,570,622
Real estate investments held for sale, net	(19,209,993)	(17,926,407)	(25,217,972)	0
Assets related to real estate investments held for sale, net	408,096	725,990	(1,079,361)	0
Decrease in above-market lease intangibles, net			(50,549)	0
Mortgage notes payable related to real estate investments held for sale, net	4,707,012	9,549,467	9,088,438	0
Liabilities related to real estate investments held for sale, net	573,904	$ 196,938	801,337	0
Decrease in below-market lease intangibles, net			325,734	0
Decrease in interest swap derivatives			14,166	0
Goodwill in self-management transaction	$ (17,320,857)		(17,320,857)	(50,588,000)
BrixInvest
Supplemental disclosure of noncash flow information:
Net liabilities assumed			0	1,581,580
Goodwill in self-management transaction			0	(50,588,000)
Intangible assets acquired			0	(7,700,000)
Operating lease right-of-use asset acquired / operating lease liability assumed			(2,386,877)	2,386,877
Notes payable and short-term credit facility assumed			0	6,230,820
Issuance of Class M OP Units and Class P OP Units in the Operating Partnership			0	50,603,000
Cancellation of investment in the Company			0	107,400
REIT I
Supplemental disclosure of noncash flow information:
Real estate properties acquired			0	(148,054,617)
Mortgage debt assumed			0	62,985,425
Net liabilities assumed			0	268,732
Cancellation of investment in REIT I			0	3,091,489
Class C common stock issued			$ 0	$ 81,708,971